GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Separate Financial Statements [Abstract]
GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS
GUARANTOR SUBSIDIARIES ANNUAL FINANCIAL STATEMENTS

The obligations of the Company under the senior debt notes and revolver facility are guaranteed by the following 100% owned subsidiaries of the Company (the ‘‘guarantor subsidiaries’’): Mineração Maracá Industria e Comércio S.A., Jacobina Mineração e Comércio Ltda., Minera Meridian Limitada, Minera Florida Limitada, Yamana Chile Rentista de Capitales Mobiliarios Limitada, Yamana Argentina Holdings B.V., and Yamana Malartic Canada Inc. All guarantees by the guarantor subsidiaries are joint and several, and full and unconditional, subject to certain customary release provisions contained in the indenture (as supplemented) governing the senior debt notes. Based on the domestic regulations of jurisdictions of the subsidiaries, collection of funds in the form of dividend or loan payments would be subject to customary repatriation restrictions.

The following tables outline separate condensed financial information related to the issuer, and the guarantor and non-guarantor subsidiaries and as set out in the Consolidated Balance Sheets as at December 31, 2017 and December 31, 2016 and the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss and Consolidated Statements of Cash Flows for the years ended December 31, 2017 and December 31, 2016. For the purposes of this information, the financial information of the Company and the guarantor subsidiaries reflect investments in subsidiary companies on an equity accounting basis and are in compliance with Rule 3-10 of Regulation S-X. As provided for under Rule 3-10 of Regulation S-X the Company’s basis is “pushed down” to the applicable subsidiary columns.
CONDENSED CONSOLIDATED BALANCE SHEETS

As at December 31, 2017	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$98.2	$24.9	$25.8	$—	$148.9
Trade and other receivables	24.4	10.2	4.0	—	38.6
Inventories	11.8	109.0	42.7	—	163.5
Other financial assets	2.6	(0.5)	11.1	—	13.2
Other assets	3.1	89.1	27.2	—	119.4
Assets held for sale	—	123.2	232.6	—	355.8
Intercompany receivables	—	125.9	19.1	(145.0)	—
	$140.1	$481.8	$362.5	$(145.0)	$839.4
Non-current assets:
Property, plant and equipment	24.4	3,556.5	3,678.8	—	7,259.7
Investment in associates	4,554.3	177.1	—	(4,731.4)	—
Other financial assets	17.3	4.7	4.1	—	26.1
Deferred tax assets	73.0	14.7	10.1	—	97.8
Goodwill and intangibles	34.8	409.1	5.6	—	449.5
Other assets	—	44.5	46.3	—	90.8
Intercompany receivables	1,486.4	—	—	(1,486.4)	—
Total assets	$6,330.3	$4,688.4	$4,107.4	$(6,362.8)	$8,763.3
Liabilities
Current liabilities:
Trade and other payables	$49.7	$191.5	$104.2	$—	$345.4
Income taxes payable	—	87.0	4.8	—	91.8
Other financial liabilities	121.4	56.8	24.9	—	203.1
Other provisions and liabilities	1.0	11.6	44.1	—	56.7
Liabilities held for sale	—	1.1	82.6	—	83.7
Intercompany payables	145.1	7.5	185.2	(337.8)	—
	$317.2	$355.5	$445.8	$(337.8)	$780.7
Non-current liabilities:
Long-term debt	1,673.2	1.9	72.6	—	1,747.7
Decommissioning, restoration and similar liabilities	—	185.9	72.3	—	258.2
Deferred tax liabilities	5.5	553.8	587.8	—	1,147.1
Other financial liabilities	21.0	38.7	26.0	—	85.7
Other provisions and liabilities	—	70.4	226.2	—	296.6
Intercompany payables	—	115.6	1,370.8	(1,486.4)	—
Total liabilities	$2,016.9	$1,321.8	$2,801.5	$(1,824.2)	$4,316.0
Equity
Equity attributable to Yamana Gold Inc. shareholders	$4,313.4	$3,366.6	$1,287.2	$(4,653.8)	$4,313.4
Non-controlling interest	—	—	18.7	115.2	133.9
Total equity	$4,313.4	$3,366.6	$1,305.9	$(4,538.6)	$4,447.3
Total liabilities and equity	$6,330.3	$4,688.4	$4,107.4	$(6,362.8)	$8,763.3

As at December 31, 2016	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$35.1	$29.5	$32.8	$—	$97.4
Trade and other receivables	31.7	3.0	1.9	—	36.6
Inventories	10.5	125.0	118.6	—	254.1
Other financial assets	4.5	5.0	4.9	—	14.4
Other assets	3.9	85.1	60.9	—	149.9
Assets held for sale	—	—	—	—	—
Intercompany receivables	(14.7)	152.1	18.6	(156.0)	—
	$71.0	$399.7	$237.7	$(156.0)	$552.4
Non-current assets:
Property, plant and equipment	23.1	3,572.5	3,970.7	—	7,566.3
Investment in associates	4,800.7	203.6	—	(5,004.3)	—
Other financial assets	29.5	3.3	3.3	—	36.1
Deferred tax assets	45.5	50.0	21.2	—	116.7
Goodwill and intangibles	38.0	434.4	8.6	—	481.0
Other assets	—	39.5	9.7	—	49.2
Intercompany receivables	1,318.9	—	—	(1,318.9)	—
Total assets	$6,326.7	$4,703.0	$4,251.2	$(6,479.2)	$8,801.7
Liabilities
Current liabilities:
Trade and other payables	$42.4	$176.1	$121.5	$—	$340.0
Income taxes payable	—	—	4.8	—	4.8
Other financial liabilities	—	71.4	3.1	—	74.5
Other provisions and liabilities	—	12.6	43.2	—	55.8
Liabilities held for sale	—	—	—	—	—
Intercompany payables	170.7	20.8	72.0	(263.5)	—
	$213.1	$280.9	$244.6	$(263.5)	$475.1
Non-current liabilities:
Long-term debt	1,572.2	1.6	—	—	1,573.8
Decommissioning, restoration and similar liabilities	—	123.8	98.4	—	222.2
Deferred tax liabilities	12.3	579.8	919.3	—	1,511.4
Other financial liabilities	16.9	52.5	7.5	—	76.9
Other provisions and liabilities	—	54.1	308.2	—	362.3
Intercompany payables	—	104.9	1,214.0	(1,318.9)	—
Total liabilities	$1,814.5	$1,197.6	$2,792.0	$(1,582.4)	$4,221.7
Equity
Equity attributable to Yamana Gold Inc. shareholders	$4,512.2	$3,505.4	$1,440.5	$(4,945.9)	$4,512.2
Non-controlling interest	—	—	18.7	49.1	67.8
Total equity	$4,512.2	$3,505.4	$1,459.2	$(4,896.8)	$4,580.0
Total liabilities and equity	$6,326.7	$4,703.0	$4,251.2	$(6,479.2)	$8,801.7

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

For the year ended December 31, 2017	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Revenue	$1,555.6	$1,780.6	$403.0	$(1,935.4)	$1,803.8
Cost of sales excluding depletion, depreciation and amortization	(1,536.5)	(1,141.1)	(294.0)	1,929.2	(1,042.4)
Gross margin excluding depletion, depreciation and amortization	$19.1	$639.5	$109.0	$(6.2)	$761.4
Depletion, depreciation and amortization	(6.5)	(322.7)	(97.6)	—	(426.8)
Impairment of mining properties	—	—	(256.9)	—	(256.9)
Mine operating earnings/(loss)	12.6	316.8	(245.5)	(6.2)	77.7
Expenses (i)
General and administrative	(50.9)	(9.8)	(52.9)	—	(113.6)
Exploration and evaluation	(0.9)	(10.1)	(10.2)	—	(21.2)
Equity (loss)/income from associates	(176.6)	(26.5)	—	203.1	—
Other expenses	(4.4)	(15.9)	(3.3)	—	(23.6)
Reversal/(Impairment) of non-operating mining properties	—	—	(99.6)	—	(99.6)
Operating (loss)/income	(220.2)	254.5	(411.5)	196.9	(180.3)
Finance income (i)	123.8	75.0	201.7	(397.1)	3.4
Finance expense	(137.1)	(205.2)	(203.1)	404.3	(141.1)
Net finance income (expense)	(13.3)	(130.2)	(1.4)	7.2	(137.7)
(Loss)/income before taxes	(233.5)	124.3	(412.9)	204.1	(318.0)
Income tax recovery from continuing operations	29.3	(214.3)	298.9	—	113.9
Net loss from continuing operations	(204.2)	(90.0)	(114.0)	204.1	(204.1)
Net loss from discontinued operations	—	—	—	—	—
Net loss	$(204.2)	$(90.0)	$(114.0)	$204.1	$(204.1)

Attributable to:
Yamana Gold Inc. equityholders	(204.2)	(90.0)	(104.3)	204.1	(194.4)
Non-controlling interests	—	—	(9.7)	—	(9.7)
Net loss	(204.2)	(90.0)	(114.0)	204.1	(204.1)

Total other comprehensive income	$5.6	$—	$7.1	$—	$12.7
Total comprehensive loss	$(198.6)	$(90.0)	$(106.9)	$204.1	$(191.4)

For the year ended December 31, 2016	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Revenue	$1,845.9	$1,653.6	$435.0	$(2,146.8)	$1,787.7
Cost of sales excluding depletion, depreciation and amortization	(1,786.9)	(1,108.0)	(279.8)	2,145.7	(1,029.0)
Gross margin excluding depletion, depreciation and amortization	59.0	545.6	155.2	(1.1)	758.7
Depletion, depreciation and amortization	(7.3)	(347.0)	(108.0)	—	(462.3)
Impairment of mining properties	—	(600.5)	(110.8)	—	(711.3)
Mine operating earnings/(loss)	51.7	(401.9)	(63.6)	(1.1)	(414.9)
Expenses (i)
General and administrative	(48.6)	(20.5)	(31.1)	—	(100.2)
Exploration and evaluation	(0.6)	(8.7)	(5.6)	—	(14.9)
Equity (loss)/income from associates	(366.6)	65.6	—	301.0	—
Other expenses	5.6	(15.7)	(29.6)	—	(39.7)
Reversal/(Impairment) of non-operating mining properties	—	—	96.2	—	96.2
Operating (loss)/income	(358.5)	(381.2)	(33.7)	299.9	(473.5)
Finance income (i)	130.9	85.3	208.8	(423.4)	1.6
Finance expense	(97.7)	(258.5)	(217.2)	429.6	(143.8)
Net finance income (expense)	33.2	(173.2)	(8.4)	6.2	(142.2)
(Loss)/income before taxes	(325.3)	(554.4)	(42.1)	306.1	(615.7)
Income tax recovery from continuing operations	17.0	284.7	23.2	—	324.9
Net loss from continuing operations	(308.3)	(269.7)	(18.9)	306.1	(290.8)
Net loss from discontinued operations	—	(11.6)	(5.9)	—	(17.5)
Net loss	$(308.3)	$(281.3)	$(24.8)	$306.1	$(308.3)

Attributable to:
Yamana Gold Inc. equityholders	(308.3)	(281.3)	(24.4)	306.1	(307.9)
Non-controlling interests	—	—	(0.4)	—	(0.4)
Net loss	(308.3)	(281.3)	(24.8)	306.1	(308.3)

Total other comprehensive loss	$(4.3)	$—	$—	$—	$(4.3)
Total comprehensive loss	$(312.6)	$(281.3)	$(24.8)	$306.1	$(312.6)
(i) Balances are net of intercompany movements in the respective classifications which are eliminated on consolidation.

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

For the year ended December 31, 2017	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Operating activities
Loss before taxes	$(233.5)	$124.3	$(412.9)	$204.1	(318.0)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	6.5	322.7	97.6	—	426.8
Share-based payments	7.2	—	5.4	—	12.6
Equity loss/(income) from associate	176.6	26.5	—	(203.1)	—
Finance income	(123.8)	(75.0)	(201.7)	397.1	(3.4)
Finance expense	137.1	205.2	203.1	(404.3)	141.1
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	(4.0)	—	—	—	(4.0)
Mark-to-market on investments and other assets	2.5	—	—	—	2.5
Impairment of mineral properties	—	—	356.5	—	356.5
Amortization of deferred revenue on metal purchase agreements	—	(8.6)	—	—	(8.6)
Other non-cash (recoveries)/expenses	—	16.3	(24.1)	—	(7.8)
Advanced payments received on metal purchase agreements	6.6	—	—	—	6.6
Decommissioning, restoration and similar liabilities paid	—	(3.7)	(0.9)	—	(4.6)
Other cash payments	—	—	(6.0)	—	(6.0)
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	$(24.8)	$607.7	$17.0	$(6.2)	$593.7
Income taxes paid	—	(18.9)	(0.1)	—	(19.0)
Payments made related to the Brazilian tax matters	—	(76.7)	—	—	(76.7)
Cash flows from/(used in) operating activities before net change in working capital	$(24.8)	$512.1	$16.9	$(6.2)	$498.0
Net change in working capital	7.6	(48.1)	(2.0)	28.5	(14.0)
Intercompany movement in operations	(66.6)	12.8	138.9	(85.1)	—
Cash flows from/(used in) operating activities of continuing operations	$(83.8)	$476.8	$153.8	$(62.8)	$484.0
Cash flows from/(used in) operating activities of discontinued operations	$—	$—	$—	$—	$—
Investing activities
Acquisition of property, plant and equipment	$(2.4)	$(306.0)	$(299.4)	$(36.0)	$(643.8)
Proceeds from sale of Mexican operations	—	—	—	—	—
Acquisition of Mineração Riacho dos Machados Ltda, net of cash acquired	—	—	—	—	—
Proceeds on disposal of investments and other assets	17.5	—	—	—	17.5
Cash used in other investing activities	—	(17.9)	—	—	(17.9)
Cash flows from/(used in) investing activities of continuing operations	$15.1	$(323.9)	$(299.4)	$(36.0)	$(644.2)
Cash flows from/(used in) investing activities of discontinued operations	$—	$—	$—	$—	$—
Financing activities
Dividends paid	$(18.9)	$—	$—	$—	$(18.9)
Interest and other finance expenses paid	(103.8)	—	—	—	(103.8)
Proceeds from Brio Gold Inc. private placement and rights offering	71.5	—	—	—	71.5

Repayment of term loan and notes payable	(460.9)	—		—	(460.9)
Proceeds from term loan and notes payable	655.0	—	75.0	—	730.0
Proceeds/(repayments) of intercompany financing activities	(11.2)	(150.9)	63.3	98.8	—
Cash flows from/(used in) financing activities of continuing operations	$131.7	$(150.9)	$138.3	$98.8	$217.9
Effect of foreign exchange on non-US Dollar denominated cash and cash equivalents	0.1	(6.6)	6.6	—	0.1
Increase/(Decrease) in cash and cash equivalents of continuing operations	$63.1	$(4.6)	$(0.7)	$—	$57.8
Increase/(Decrease) in cash and cash equivalents of discontinued operations	$—	$—	$—	$—	$—
Cash and cash equivalents of continuing operations, beginning of year	$35.1	$29.5	$32.8	$—	$97.4
Cash and cash equivalents of discontinued operations, beginning of year	$—	$—	$—	$—	$—
Cash and cash equivalents reclassified as held for sale	$—	$—	$(6.3)	$—	$(6.3)
Cash and cash equivalents of continuing operations, end of year	$98.2	$24.9	$25.8	$—	$148.9
Cash and cash equivalents of discontinued operations, end of year	$—	$—	$—	$—	$—

For the year ended December 31, 2016	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Operating activities
Loss before taxes	$(325.3)	$(554.4)	$(42.1)	$306.1	(615.7)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	7.3	347.0	108.0	—	462.3
Share-based payments	7.2	—	7.0	—	14.2
Equity loss/(income) from associate	366.6	(65.6)	—	(301.0)	—
Finance income	(130.9)	(85.3)	(208.8)	423.4	(1.6)
Finance expense	97.7	258.5	217.2	(429.6)	143.8
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	(9.3)	0.2	—	—	(9.1)
Mark-to-market on investments and other assets	(16.1)	0.1	11.7	—	(4.3)
Impairment of mineral properties	—	600.5	14.6	—	615.1
Amortization of deferred revenue on metal purchase agreements	—	—	(6.8)	—	(6.8)
Other non-cash (recoveries)/expenses	—	24.7	12.0	—	36.7
Advanced payments received on metal purchase agreements	—	—	64.0	—	64.0
Decommissioning, restoration and similar liabilities paid	—	(6.3)	(1.8)	—	(8.1)
Other cash payments	—	—	—	—	—
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	$(2.8)	$519.4	$175.0	$(1.1)	$690.5
Income taxes paid	—	(59.3)	(4.6)	—	(63.9)
Payments made related to the Brazilian tax matters	—	—	—	—	—
Cash flows from/(used in) operating activities before net change in working capital	$(2.8)	$460.1	$170.4	$(1.1)	$626.6
Net change in working capital	(20.2)	2.6	25.0	17.9	25.3
Intercompany movement in operations	(99.5)	115.2	(68.3)	52.6	—
Cash flows from/(used in) operating activities of continuing operations	$(122.5)	$577.9	$127.1	$69.4	$651.9
Cash flows from/(used in) operating activities of discontinued operations	$—	$12.9	$—	$—	$12.9
Investing activities
Acquisition of property, plant and equipment	$(3.4)	$(277.9)	$(214.1)	$—	$(495.4)
Proceeds from sale of Mexican operations	124.0	—	—	—	124.0
Acquisition of Mineração Riacho dos Machados Ltda, net of cash acquired	—	—	(50.2)	—	(50.2)
Proceeds on disposal of investments and other assets	33.6	—	—	—	33.6
Cash used in other investing activities	(9.1)	(10.6)	—	—	(19.7)
Cash flows from/(used in) investing activities of continuing operations	$145.1	$(288.5)	$(264.3)	$—	$(407.7)
Cash flows from/(used in) investing activities of discontinued operations	$—	$(12.9)	$—	$—	$(12.9)
Financing activities
Dividends paid	$(28.0)	$—	$—	$—	$(28.0)
Interest and other finance expenses paid	(96.2)	—	—	—	(96.2)
Proceeds from Brio Gold Inc. private placement and rights offering	40.7	—	—	—	40.7
Repayment of term loan and notes payable	(462.6)	(21.9)	—	—	(484.5)
Proceeds from term loan and notes payable	300.5	—	—	—	300.5

Proceeds/(repayments) of intercompany financing activities	194.7	(271.8)	146.5	(69.4)	—
Cash flows from/(used in) financing activities of continuing operations	$(50.9)	$(293.7)	$146.5	$(69.4)	$(267.5)
Effect of foreign exchange on non-US Dollar denominated cash and cash equivalents	(2.5)	5.8	(2.5)	—	0.8
Increase/(Decrease) in cash and cash equivalents of continuing operations	$(30.8)	$1.5	$6.8	$—	$(22.5)
Increase/(Decrease) in cash and cash equivalents of discontinued operations	$—	$—	$—	$—	$—
Cash and cash equivalents of continuing operations, beginning of year	$65.9	$28.0	$26.0	$—	$119.9
Cash and cash equivalents of discontinued operations, beginning of year	$—	$—	$—	$—	$—
Cash and cash equivalents reclassified as held for sale	$—	$—	$—	$—	$—
Cash and cash equivalents of continuing operations, end of year	$35.1	$29.5	$32.8	$—	$97.4
Cash and cash equivalents of discontinued operations, end of year	$—	$—	$—	$—	$—